Supplement to the
Fidelity® Intermediate Bond Fund, Fidelity® Investment Grade Bond Fund, Fidelity Advisor® Limited Term Bond Fund, Fidelity Advisor® Mortgage Securities Fund, Fidelity® Short-Term Bond Fund and Fidelity® Total Bond Fund
October 30, 2020
STATEMENT OF  ADDITIONAL INFORMATION

The following information supplements information for Fidelity Advisor® Limited Term Bond Fund found in the "Management Contract" section.

The following table provides information relating to other accounts managed by Mr. Potenza as of October 31, 2020:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	10	7	50
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$27,717	$11,922	$40,596
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity Advisor® Limited Term Bond Fund ($3,887 (in millions) assets managed).

As of October 31, 2020, the dollar range of shares of Fidelity Advisor® Limited Term Bond Fund beneficially owned by Mr. Potenza was none.

RCOM8B-21-011.872064.125	January 21, 2021